Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2024
Prospectus Date	rr_ProspectusDate	Mar. 31, 2024
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood Global Real Estate Fund (formerly, Westwood Salient Global Real Estate Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westwood Global Real Estate Fund (formerly, the Westwood Salient Global Real Estate Fund) (the “Fund”) seeks total return from both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section starting on page 68 of the Fund’s prospectus, “Sales Charges” section starting on page 76 of the Fund’s prospectus and “Additional Services and Programs” section starting on page 89 of the Fund’s statement of additional information (“SAI”). Shares of the Fund are available in other share classes with different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the costs of investing in Institutional Shares, A Class Shares, and C Class Shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses and waive fees remains in effect until April 30, 2025.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses and waive fees remains in effect until April 30, 2025.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80%, and usually substantially all, of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. The Fund may invest in equity securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts. The Fund may invest in securities of companies having any capitalization.

The Fund will also invest, under normal circumstances, at least 40% of its net assets in securities of real estate industry companies that are economically tied to countries outside the United States. However, the Fund retains the ability to invest its net assets in U.S. real estate industry companies up to 5% beyond the percentage of U.S. real estate industry companies represented in the FTSE EPRA NAREIT Developed Index (the “Index”). In these situations, the Fund’s investment in securities of real estate industry companies that are economically tied to countries outside the United States may be less than their percentage represented in the Index. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Advisor allocates the Fund’s assets among securities of countries and in currency denominations that the Advisor expects to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties, calculating relative return potential, and assessing the impacts of unexpected economic events such as major recessions, significant geopolitical events or pandemics.

Fundamental analysis is a method of analysis that evaluates the financial characteristics of an investment opportunity with projections of the future in potential metrics like cash generation and policy, revenue and earnings growth, margins and balance sheet/liability management. For core real estate fundamentals, the Advisor evaluates characteristics like occupancy, tenant concentration and maturity schedule.

Market and macro fundamental analysis also includes metrics like new supply in operating markets and sub-markets for real estate, and current market lease terms including headline rental rates. For macro analysis, the Advisor evaluates interest rate policy, economic growth rates, inflation conditions, and housing market conditions as part of the investment positioning and input.

Quantitative analysis is a method of analysis that uses current and historical data to point to potential investments in a large opportunity set, for which the Advisor then performs fundamental analysis for final selection and evaluation. Any quantitative analysis is overseen and reviewed by the Advisor on an ongoing basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of an investment in the Fund by showing changes in the performance of the Institutional Class of the Fund for 1 year, 5 years and 10 years compared with those of the FTSE EPRA/NAREIT Developed Index, the benchmark index selected for the Fund, The Fund is the successor to the Salient Global Real Estate Fund, a series of Forward Funds (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “Reorganization”). The Fund commenced operations after the Reorganization. The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Institutional Class, Class A and Class C shares of the Predecessor Fund. In connection with the Reorganization, Institutional Class, Class A and Class C shares of the Predecessor Fund were exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the Fund, respectively. In addition, Investor Class shares of the Predecessor Fund were exchanged for A Class Shares of the Fund. Additional information about all indices is included in the “Description of Market Indices” Appendix A to the Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Fund and the Predecessor Fund had not agreed to waive or reimburse certain Fund or Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Advisor has served as the investment adviser to the Fund since the Reorganization and has not used a sub-adviser to manage the Fund since the Reorganization.

The following bar chart shows the performance of the Fund’s and the Predecessor Fund’s Institutional Shares. The returns for the Fund’s A Class Shares and C Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Additional information about all indices is included in the “Description of Market Indices” Appendix A to the Fund’s prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-FUND-WHG (1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Shares*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – December 31, 2022	18.15%
Worst Quarter – March 31, 2020	(30.84%)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | FTSE EPRA/NAREIT Developed Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | MSCI World Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.42%
5 Years	rr_AverageAnnualReturnYear05	13.37%
10 Years	rr_AverageAnnualReturnYear10	9.18%
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Real Estate Securities And R E I Ts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Securities and REITs Risk: Investments in real estate securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, increases in interest rates, and the availability of financing. The availability of financing may be adversely impacted by, among other things, banks’ view of the adequacy of real estate collateral and defaults by borrowers or tenants. The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Treasury Regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction for qualified business income based on dividends received from REITs that is available to individuals who invest directly in REITs.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: Foreign investments often involve special risks that are not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

●	Political and economic developments may also adversely impact the value of foreign securities.

●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Overseas Exchanges Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk: The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter (“OTC”) market. These contracts also involve exposure to credit risk since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk: Emerging market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Mortgage Related And Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Restricted And Illiquid Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Small And Medium Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Westwood Global Real Estate Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIRYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	884
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,999
Annual Return 2014	rr_AnnualReturn2014	1.75%	[2]
Annual Return 2015	rr_AnnualReturn2015	(3.76%)	[2]
Annual Return 2016	rr_AnnualReturn2016	0.98%	[2]
Annual Return 2017	rr_AnnualReturn2017	21.88%	[2]
Annual Return 2018	rr_AnnualReturn2018	(10.51%)	[2]
Annual Return 2019	rr_AnnualReturn2019	21.31%	[2]
Annual Return 2020	rr_AnnualReturn2020	(9.98%)	[2]
Annual Return 2021	rr_AnnualReturn2021	22.09%	[2]
Annual Return 2022	rr_AnnualReturn2022	(21.61%)	[2]
Annual Return 2023	rr_AnnualReturn2023	12.02%	[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Westwood Global Real Estate Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Westwood Global Real Estate Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Westwood Global Real Estate Fund A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 425
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	819
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,405
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	425
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	819
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,405
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.34%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
Westwood Global Real Estate Fund | Westwood Global Real Estate Fund | Westwood Global Real Estate Fund C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,907
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	301
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,333
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,907
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
Westwood Select Income Fund | Westwood Real Estate Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood Real Estate Income Fund (formerly, Westwood Select Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westwood Real Estate Income Fund (formerly, the Westwood Select Income Fund) (the “Fund”) seeks high current income and potential for modest long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section starting on page 68 of the Fund’s prospectus, “Sales Charges” section starting on page 76 of the Fund’s prospectus and “Additional Services and Programs” section starting on page 89 of the Fund’s statement of additional information (“SAI”). Shares of the Fund are available in other share classes with different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023,
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the costs of investing in Institutional Shares, A Class Shares, and C Class Shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses and waive fees remains in effect until April 30, 2025.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses and waive fees remains in effect until April 30, 2025.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities of companies in the real estate industry. The Fund invests primarily in real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the Advisor deems appropriate. To select investments for the Fund, the Advisor uses a value-oriented philosophy focused on an issuer’s cash flow and future cash generation capability, its asset valuations, and the capabilities of its management. Specific to real estate companies, the Advisor analyzes an issuer’s cash flow potential, current and future occupancy and rental trends, underlying tenant health, and the costs associated with maintaining the physical condition of assets in its portfolio. The evaluation of an issuer’s management team primarily consists of understanding its capital allocation track record regarding property acquisition, development and disposition, and how it chooses to fund these endeavors. For broad financial companies, the Advisor assesses financial characteristics such as likely asset growth, margins, credit risk, balance sheet funding, and revenue growth potential of various fee generating businesses. By using this approach, the Advisor seeks to identify investments with the opportunity to generate attractive risk-adjusted returns over time.

The Fund invests in securities of companies having any capitalization, any maturity and any credit quality (including bonds commonly referred to as “junk bonds”). The Fund may purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of an investment in the Institutional Shares of the Fund for 1 year, 5 years and 10 years compared with those of the ICE BofAML Fixed Rate Preferred Securities Index, the benchmark index selected for the Fund. The Fund is the successor to the Salient Select Income Fund, a series of Forward Funds (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “Reorganization”). The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Institutional Class, Class A and Class C shares of the Predecessor Fund. In connection with the Reorganization, Institutional Class, Class A and Class C shares of the Predecessor Fund were exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the Fund, respectively. In addition, Investor Class shares of the Predecessor Fund were exchanged for A Class Shares of the Fund. Additional information about all indices is included in the “Description of Market Indices” appendix to the Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Fund and the Predecessor Fund had not agreed to waive or reimburse certain Fund or Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Advisor has served as the investment adviser to the Fund since the Reorganization and has not used a sub-adviser to manage the Fund since the Reorganization. This name change does not reflect a change in the Advisor’s role in managing the Fund’s portfolio or the advisory structure.

The bar chart shows the performance of the Fund’s Institutional Shares. The returns for the Fund’s A Class Shares and C Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Additional information about all indices is included in the “Description of Market Indices” appendix to the Fund’s prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-FUND-WHG (1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Shares*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	20.09%
Worst Quarter – March 31, 2020	(31.56%)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.
Westwood Select Income Fund | Westwood Real Estate Income Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Westwood Select Income Fund | Westwood Real Estate Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Westwood Select Income Fund | Westwood Real Estate Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Real Estate Securities And R E I Ts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Securities and REITs Risk: Investments in real estate securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, increases in interest rates, and the availability of financing. The availability of financing may be adversely impacted by, among other things, banks’ view of the adequacy of real estate collateral and defaults by borrowers or tenants. The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Treasury Regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction for qualified business income based on dividends received from REITs that is available to individuals who invest directly in REITs.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Westwood Select Income Fund | Westwood Real Estate Income Fund | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk: The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Mortgage Related And Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Restricted And Illiquid Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Small And Medium Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Lower Rated Debt Securities Junk Bonds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate lower-rated securities can involve certain risks.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

●	Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Master Limited Partnerships M L Ps Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Master Limited Partnerships (“MLPs”) Risk: Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIFYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,118
Annual Return 2014	rr_AnnualReturn2014	17.16%	[6]
Annual Return 2015	rr_AnnualReturn2015	(0.75%)	[6]
Annual Return 2016	rr_AnnualReturn2016	14.09%	[6]
Annual Return 2017	rr_AnnualReturn2017	1.84%	[6]
Annual Return 2018	rr_AnnualReturn2018	(8.52%)	[6]
Annual Return 2019	rr_AnnualReturn2019	18.64%	[6]
Annual Return 2020	rr_AnnualReturn2020	(2.75%)	[6]
Annual Return 2021	rr_AnnualReturn2021	15.44%	[6]
Annual Return 2022	rr_AnnualReturn2022	(14.10%)	[6]
Annual Return 2023	rr_AnnualReturn2023	14.61%	[6]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund Institutional Shares | I C E Bof A M L Fixed Rate Preferred Securities Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[5]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	424
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,654
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	424
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,654
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2001
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund A Class Shares | I C E Bof A M L Fixed Rate Preferred Securities Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.97%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,189
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	300
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,189
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2001
Westwood Select Income Fund | Westwood Real Estate Income Fund | Westwood Real Estate Income Fund C Class Shares | I C E Bof A M L Fixed Rate Preferred Securities Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood Broadmark Tactical Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Westwood Broadmark Tactical Growth Fund’s (the “Fund”) investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section starting on page 68 of the Fund’s prospectus, “Sales Charges” section starting on page 76 of the Fund’s prospectus and “Additional Services and Programs” section starting on page 89 of the Fund’s statement of additional information (“SAI”). Shares of the Fund are available in other share classes with different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 565% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	565.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the costs of investing in Institutional Shares, A Class Shares, and C Class Shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategy is designed to evaluate the market to determine whether the market as a whole or a particular sector or industry is undervalued or overvalued. Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) seeks to identify potential long and short investments that it believes offer the greatest risk-adjusted potential for returns. The Fund seeks to gain exposure to equity indices, sectors and industry groups that it believes are more attractive on a relative basis and may take short positions in equity indices, sectors or industry groups that it believes are less attractive on a relative basis. The Sub-Advisor will rely on a variety of factors to reach its determination of the relative value of potential investments, including valuation, monetary conditions, investor sentiment, and momentum factors. The Sub-Advisor uses equity valuation models, such as historical price-earnings ratios, price-sales ratios, 10-year normalized earnings, dividend discount models and other measures to determine equity valuation relative to the economic and business cycles. Similar valuation and relative strength metrics are applied to sectors and industries in order to determine undervaluation and overvaluation relative to historical precedent and within the context of the overall stock market, business, and economic cycles. Additionally, the Sub-Advisor uses a series of momentum models, which are used to determine the overall money flow into and out of an equity security.

Relative to the U.S. equity market, the Fund is designed to outperform during periods of higher volatility or when the U.S. equity market is falling. The Fund may underperform the U.S. equity market in other market environments.

The Fund may employ both leveraged investment techniques as well as short positions which allow the Fund to obtain investment exposure that can range from 120% long to 100% short, as a percentage of the Fund’s net assets at the time of investment. In most market conditions, the Fund maintains investment exposure between 100% long and 100% short, as a percentage of the Fund’s net assets at the time of investment.

The Fund invests in instruments providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. These instruments primarily include exchange-traded funds (“ETFs”) and futures on securities indices. The Fund may obtain exposure to equity securities of U.S. and non-U.S. issuers, including issuers in countries considered to be emerging market countries, in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, fixed-income securities of U.S. and non-U.S. issuers that are of investment grade quality and of any maturity, exchange-traded notes (“ETNs”), and/or money market or other funds that invest in these instruments.

On occasion, the Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of an investment in the Fund by showing changes in the performance of the Institutional Shares of the Fund for 1 year, 5 years and 10 years compared with those of the HFRX Equity Hedge Index, the benchmark index selected for the Fund, as well as the S&P 500

Index. The Fund is the successor to the Salient Tactical Growth Fund, a series of Forward Funds (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “Reorganization”). The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Institutional Class, Class A and Class C shares of the Predecessor Fund. In connection with the Reorganization, Institutional Class, Class A and Class C shares of the Predecessor Fund were exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the Fund, respectively. In addition, Investor Class shares of the Predecessor Fund were exchanged for A Class Shares of the Fund. Additional information about all indices is included in the “Description of Market Indices” appendix to the Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Predecessor Fund had not agreed to waive or reimburse certain Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The bar chart shows the performance of the Fund’s Institutional Shares. The returns for Fund’s A Class Shares and C Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Institutional Shares*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – March 31, 2013	15.74%
Worst Quarter – December 31, 2018	(6.87%)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

●	Political and economic developments may also adversely impact the value of foreign securities.

●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Small And Medium Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P®Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor (defined below).

●	Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Model And Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Fund’s investment advisor, Westwood Management Corp. (the “Advisor”) and/or the Sub-Advisor, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Advisor and/or Sub-Advisor, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk: Emerging market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Exchange Traded Notes E T Ns Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Investment In Money Market Mutual Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Money Market Mutual Funds Risk: The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose discretionary or mandatory liquidity fees upon redemption. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk: If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable U.S. Securities and Exchange Commission (the “SEC”) provisions under the 1940 Act.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Sub Advisor Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sub-Advisor Risk: The Fund is subject to management risk because it relies on the Sub-Advisor’s ability to pursue the Fund’s objective. The Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTGWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,746
Annual Return 2013	rr_AnnualReturn2013	15.74%	[9]
Annual Return 2014	rr_AnnualReturn2014	2.33%	[9]
Annual Return 2015	rr_AnnualReturn2015	(1.54%)	[9]
Annual Return 2016	rr_AnnualReturn2016	3.61%	[9]
Annual Return 2017	rr_AnnualReturn2017	10.91%	[9]
Annual Return 2018	rr_AnnualReturn2018	(4.76%)	[9]
Annual Return 2019	rr_AnnualReturn2019	10.69%	[9]
Annual Return 2020	rr_AnnualReturn2020	8.40%	[9]
Annual Return 2021	rr_AnnualReturn2021	8.02%	[9]
Annual Return 2022	rr_AnnualReturn2022	(7.90%)	[9]
Annual Return 2023	rr_AnnualReturn2023	2.25%	[9]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares | H F R X Equity Hedge Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares | S And P 500 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTAGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	569
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,359
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	471
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	829
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,280
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2010
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares | H F R X Equity Hedge Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund A Class Shares | S And P 500 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTGOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	346
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,766
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares | H F R X Equity Hedge Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund C Class Shares | S And P 500 Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Westwood Broadmark Tactical Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Westwood Broadmark Tactical Plus Fund (the “Fund”) seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section starting on page 68 of the Fund’s prospectus, “Sales Charges” section starting on page 76 of the Fund’s prospectus and “Additional Services and Programs” section starting on page 89 of the Fund’s statement of additional information (“SAI”). Shares of the Fund are available in other share classes with different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

These Examples are intended to help you compare the costs of investing in Institutional Shares, A Class Shares, C Class Shares and F Class Shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until April 30, 2025.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until April 30, 2025.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options, and swaps on fixed-income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

Broadmark Asset Management LLC’s (“Broadmark” or the “Sub-Advisor”) investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment approach also involves using strategies designed to create less downside volatility than the HFRX Equity Hedge Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the HFRX Equity Hedge Index.

For hedging and non-hedging (speculative) purposes, the Fund may invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio, as measured at the time of investment. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may temporarily invest extensively in cash and cash equivalents for the purpose of protecting the Fund in the event the Sub-Advisor determines that market, economic, political, or other conditions warrant a defensive posture. To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of an investment in the Fund by showing changes in the performance of the Institutional Shares of the Fund for 1 year, 5 years and 10 years compared with those of the HFRX Equity Hedge Index, the benchmark index selected for the Fund, as well as the S&P 500 Index. The Fund is the successor to the Salient Tactical Plus Fund, a series of Salient MF Trust (the “Predecessor Fund”) through a reorganization with the Fund on November 18, 2022 (the “Reorganization”). The performance shown in the bar chart and table for periods prior to November 18, 2022 represents the performance of the Class I, Class, A, Class C and Class F shares of the Predecessor Fund. In connection with the Reorganization, Class I, Class A, Class C and Class F shares of the Predecessor Fund were exchanged for and renamed Institutional Shares, A Class Shares, C Class Shares and F Class Shares of the Fund, respectively. Additional information about all indices is included in the “Description of Market Indices” appendix to the Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Fund and the Predecessor Fund had not agreed to waive or reimburse certain Fund or Predecessor Fund expenses during the period shown, if applicable, the Fund’s and the Predecessor Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

On December 12, 2014, an earlier iteration of the Fund, named the Broadmark Tactical Plus Fund (the “Old Broadmark Tactical Plus Fund”) was reorganized into the Predecessor Fund (the “Broadmark Reorganization”). In the Broadmark Reorganization, the Old Broadmark Tactical Plus Fund contributed its assets to the Predecessor Fund, and Investor Class and Institutional Class shares of the Old Broadmark Tactical Plus Fund were exchanged for Class F shares of the Predecessor Fund. Following the Broadmark Reorganization, the Predecessor Fund’s investment objective, strategies and policies were in all material respects equivalent to those of the Old Broadmark Tactical Plus Fund. Following the Reorganization, the Predecessor Fund was reorganized as the Fund. The Fund’s investment objective and strategies are in all material respects equivalent to those of the Predecessor Fund.

The information below is based on the performance information of the Fund, the Predecessor Fund and the combined fund resulting from the Broadmark Reorganization, and the Old Broadmark Tactical Plus Fund prior to the Broadmark Reorganization (adjusted as necessary to reflect the fees applicable to each of the Predecessor Fund’s classes of shares, respectively). Beginning December 12, 2014, performance reflects the performance of the Predecessor Fund and the actual fees and expenses of each of its share classes.

The bar chart shows the performance of the Fund’s Institutional Shares. The returns for A Class Shares and C Class Shares will be lower than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. The returns for F Class Shares will be higher than the Institutional Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(1-877-386-3944)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westwoodfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns- Institutional Class*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter - December 31, 2016	8.13%
Worst Quarter - March 31, 2015	(4.30%)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after tax-returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax-returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | H F R X Equity Hedge Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | S&P 500®Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. All securities investing and trading activities risk the loss of capital. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

●	Political and economic developments may also adversely impact the value of foreign securities.

●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Overseas Exchanges Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Small And Medium Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P®Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

●	Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Model And Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor and/or the Sub-Advisor, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Advisor and/or Sub-Advisor, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk: Emerging market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Investment In Money Market Mutual Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Money Market Mutual Funds Risk: The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose discretionary or mandatory liquidity fees upon redemption. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk: If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable U.S. Securities and Exchange Commission (the “SEC”) provisions under the 1940 Act.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Sub Advisor Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sub-Advisor Risk: A Fund is subject to management risk because it relies on the Sub-Advisor’s ability to pursue the fund’s objective. The Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of the Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Swap Agreements Risk: Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBTIX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,255
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,255
Annual Return 2014	rr_AnnualReturn2014	3.81%	[13]
Annual Return 2015	rr_AnnualReturn2015	(2.42%)	[13]
Annual Return 2016	rr_AnnualReturn2016	5.74%	[13]
Annual Return 2017	rr_AnnualReturn2017	8.54%	[13]
Annual Return 2018	rr_AnnualReturn2018	2.56%	[13]
Annual Return 2019	rr_AnnualReturn2019	7.24%	[13]
Annual Return 2020	rr_AnnualReturn2020	7.15%	[13]
Annual Return 2021	rr_AnnualReturn2021	6.18%	[13]
Annual Return 2022	rr_AnnualReturn2022	(1.95%)	[13]
Annual Return 2023	rr_AnnualReturn2023	3.37%	[13]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBTAX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on A Class Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	476
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,699
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	476
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	923
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,396
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,699
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBTCX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,244
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	360
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	877
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,244
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund | Westwood Broadmark Tactical Plus Fund F Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTPIX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%	[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,230
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,230
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	Effective May 1, 2023, the Fund’s investment advisor, Westwood Management Corp. (the “Advisor”) lowered the Fund’s management fee from 0.95% to 0.70%. Prior to May 1, 2023, the Advisor had been waiving its management fee from 0.96% to 0.70%. Additionally, the Advisor has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, 1.50% of the Fund’s A Class Shares’ average daily net assets, and 2.05% of the Fund’s C Class Shares’ average daily net assets, until April 30, 2025. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. The fiscal year end for the Fund changed from December 31st to October 31st.
[2]	The Fund’s year-to-date return through December 31, 2023 was 12.02%.
[3]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[4]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[5]	Effective May 1, 2023, the Fund’s investment advisor, Westwood Management Corp. (the “Advisor”) lowered the Fund’s management fee from 0.95% to 0.70%. Prior to May 1, 2023, the Advisor had been waiving its management fee from0.95% to 0.70%. Additionally, the Advisor has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, 1.50% of the Fund’s A Class Shares’ average daily net assets, and 2.05% of the Fund’s C Class Shares’ average daily net assets, until April 30, 2025. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. During the fiscal year ending October 31, 2024, the Adviser expects to recoup previous fee reductions and expense reimbursements to the extent allowed. The fiscal year end for the Fund changed from December 31st to October 31st.
[6]	The Fund’s year-to-date return through December 31, 2023 was 14.61%.
[7]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[8]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[9]	The Fund’s year-to-date return through December 31, 2023 was 2.25%.
[10]	A Class Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[11]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
[12]	The Fund’s investment advisor, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the Fund’s Institutional Shares’ average daily net assets, 1.60% of the Fund’s A Class Shares, 2.35% of the Fund’s C Class Shares, and 1.04% of the Fund’s F Class Shares, until April 30, 2025. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. The fiscal year end for the Funds changed from December 31st to October 31st.
[13]	The Fund’s year-to-date return through December 31, 2023 was 3.37%.
[14]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
[15]	C Class Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.